Fees Summary	Mar. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 750,000,000.00
Previously Paid Amount	70,497.78
Total Fee Amount	70,497.78
Total Offset Amount	0.00
Net Fee	$ 0.00